Net Loss per Share (Details) - Schedule of calculation of basic and diluted net loss per share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Numerator:
Net loss attributable to Stratasys Ltd. for basic and diluted net loss per share	$ (13,054)	$ (25,983)
Denominator:
Weighted average shares – denominator for basic and diluted net loss per share	71,967,000	69,993,000
Earnings Per Share, Basic	$ (0.18)	$ (0.37)